United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/2000

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfax, 5/22/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      34

Form 13F Information Table Value Total: 148,606(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                        VALUE     SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000)   PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
AMB PPTY CORP                              C   00163T109    $2,904    127300SH           SOLE               127300
APARTMENT INVT. + MGMT CO                  C   03748R101    $5,856    135400SH           SOLE               135400
AVALONBAY CMNTYS INC                       C   053484101    $7,123    170600SH           SOLE               170600
BOSTON PPTYS INC                           C   101121101    $7,269    188200SH           SOLE               188200
BRANDYWINE RLTY TR                         C   105368203    $2,048    107100SH           SOLE               107100
CBL + ASSOC PPTYS INC                      C   124830100    $1,362     54600SH           SOLE               54600
CAMDEN PPTY TR                             C   133131102    $5,088    173200SH           SOLE               173200
CATELLUS DEV CORP                          C   149111106    $3,615    241000SH           SOLE               241000
DEVELOPERS DIVERSIFIED RLTY                C   251591103    $3,397    227400SH           SOLE               227400
DUKE WEEKS RLTY CORP                       C   264411505    $6,587    294400SH           SOLE               294400
EQUITY OFFICE PPTYS TR                     C   294741103   $10,753    390120SH           SOLE               390120
EQUITY RESIDENTIAL PPTYS TR                C    29476L10    $7,930    172400SH           SOLE               172400
GROVE REAL ESTATE ASSET TR                 C   399613108    $1,407     86600SH           SOLE               86600
KILROY RLTY CORP                           C    49427F10    $4,679    180400SH           SOLE               180400
KIMCO RLTY CORP                            C    49446R10    $4,280    104400SH           SOLE               104400
MACERICH CO                                C   554382101    $1,502     68100SH           SOLE               68100
MACK CA RLTY CORP                          C   554489104    $4,141    161200SH           SOLE               161200
MERISTAR HOSPITALITY CORP                  C    58984Y10    $4,977    237000SH           SOLE               237000
PS BUSINESS PKS INC CA                     C    69360J10    $1,358     56600SH           SOLE               56600
PAYDEN + RYGEL EXTENDED MMKT               C    7049919J    $2,116   2115849SH           SOLE               2115849
POST PPTYS INC                             C   737464107    $4,594    104400SH           SOLE               104400
PROLOGIS TR                                C   743410102    $4,497    211000SH           SOLE               211000
PUBLIC STORAGE INC                         C    74460D10    $5,920    252600SH           SOLE               252600
RECKSON ASSOCS RLTY CORP                   C    75621K10    $4,686    197300SH           SOLE               197300
REGENCY RLTY CORP                          C   758939102    $1,513     63700SH           SOLE               63700
ROUSE CO                                   C   779273101    $2,747    111000SH           SOLE               111000
SL GREEN RLTY CORP                         C    78440X10    $3,531    132000SH           SOLE               132000
SIMON PPTY GROUP INC NEW                   C   828806109    $4,236    190900SH           SOLE               190900
SPIEKER PPTYS INC                          C   848497103    $5,686    123600SH           SOLE               123600
STARWOOD HOTELS + RESORTS                  C    85590A20    $7,608    233650SH           SOLE               233650
STORAGE USA INC                            C   861907103    $3,844    130300SH           SOLE               130300
SUN CMNTYS INC                             C   866674104    $2,989     89400SH           SOLE               89400
TRIZEC HAHN CORP                           C   896938107    $3,057    171000SH           SOLE               171000
VORNADO RLTY TR                            C   929042109    $5,306    152700SH           SOLE               152700


















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